Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of group's operating segment
Total net revenues	$ 154,307	$ 120,586	$ 75,072
Operating loss	(7,910)	5,240	713
PRC [Member]
Schedule of group's operating segment
Total net revenues	49,761	41,214	28,442
United States [Member]
Schedule of group's operating segment
Total net revenues	23,312	34,526	14,978
India [Member]
Schedule of group's operating segment
Total net revenues	70,421	25,126	7,949
Rest of the world [Member]
Schedule of group's operating segment
Total net revenues	10,813	19,720	23,703
Consolidated [Member]
Schedule of group's operating segment
Total net revenues	154,575	120,586	75,072
Operating loss	(7,910)	5,240	713
Consolidated [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenues	154,307	120,586	75,072
Consolidated [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenues
Eliminations [Member]
Schedule of group's operating segment
Total net revenues	(1,879)	(2,016)	(3,615)
Operating loss			(108)
Eliminations [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenues			(3,615)
Eliminations [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenues	(1,879)	(2,016)
Total segments [Member]
Schedule of group's operating segment
Total net revenues	156,186	122,602	78,687
Operating loss	(7,910)	5,240	821
Total segments [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenues	154,307	120,586	75,072
Total segments [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenues	1,879	2,016	3,615
Yuantel [Member]
Schedule of group's operating segment
Total net revenues	32,074	35,138	19,957
Operating loss	331	(3,589)	(3,589)
Yuantel [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenues	32,074	35,138	19,957
Yuantel [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenues
Connected Solution [Member]
Schedule of group's operating segment
Total net revenues	124,112	87,464	58,730
Operating loss	(8,241)	8,829	6,789
Connected Solution [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenues	122,233	85,448	55,115
Connected Solution [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenues	$ 1,879	$ 2,016	$ 3,615